Consolidated Statements of Changes in Shareholders’ Equity (deficit) - USD ($)	Class B No. of shares Ordinary shares	Class A No. of shares Ordinary shares	Additional Paid-in Capital	Subscription receivable	(Accumulated losses) retained earnings	Accumulated other comprehensive income (loss)	Total (deficit) equity attributable to owners of the Company	Non- controlling Interests	Total
Begining Balance at Mar. 31, 2023	$ 200	$ 1,334	$ 379,509	$ (381,043)	$ (1,162,533)	$ 3,923	$ (1,158,610)	$ (110,213)	$ (1,268,823)
Beginning Balance (Shares) at Mar. 31, 2023	2,000,000	13,338,000
Net income (loss)					777,811		777,811	43,932	821,743
Dividends declared					(694,922)		(694,922)		(694,922)
Foreign currency translation adjustment						(3,718)	(3,718)	(348)	(4,066)
Ending Balance at Mar. 31, 2024	$ 200	$ 1,334	379,509	(381,043)	(1,079,644)	205	(1,079,439)	(66,629)	(1,146,068)
Ending Balance (Shares) at Mar. 31, 2024	2,000,000	13,338,000
Acquisition of non-controlling interests			(66,629)		0		(66,629)	66,629
Net income (loss)					1,199,085		1,199,085		1,199,085
Foreign currency translation adjustment						(3,774)	(3,774)		(3,774)
Ending Balance at Mar. 31, 2025	$ 200	$ 1,334	312,880	(381,043)	119,441	(3,569)	49,243		49,243
Ending Balance (Shares) at Mar. 31, 2025	2,000,000	13,338,000
Proceed from Shareholders for Settlement of Subscription Receivables				381,043			381,043		381,043
Issue of shares pursuant to IPO, net of offering costs (Note 11) (in shares)		1,840,000
Issue of shares pursuant to IPO, net of offering costs (Note 11)			4,784,361				4,784,545		4,784,545
Net income (loss)					(22,648)		(22,648)		(22,648)
Foreign currency translation adjustment						(11,221)	(11,221)		(11,221)
Ending Balance at Mar. 31, 2026	$ 200	$ 1,518	$ 5,097,241		$ 96,793	$ (14,790)	$ 5,180,962		$ 5,180,962
Ending Balance (Shares) at Mar. 31, 2026	2,000,000	15,178,000